Derivative Instruments - Fair Values of Derivative Instruments (Detail) (USD $)	3 Months Ended		6 Months Ended			10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		10 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jun. 29, 2014	Jun. 30, 2013	Dec. 30, 2012	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Jan. 01, 2012 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member] Interest Rate Swaps [Member] Derivatives in ASC 815 Cash Flow Hedging Relationships [Member]	Jun. 30, 2013 Predecessor [Member] Interest Rate Swaps [Member] Derivatives in ASC 815 Cash Flow Hedging Relationships [Member]	Nov. 06, 2013 Predecessor [Member] Interest Rate Swaps [Member] Derivatives in ASC 815 Cash Flow Hedging Relationships [Member]	Dec. 30, 2012 Predecessor [Member] Interest Rate Swaps [Member] Derivatives in ASC 815 Cash Flow Hedging Relationships [Member]	Jan. 01, 2012 Predecessor [Member] Interest Rate Swaps [Member] Derivatives in ASC 815 Cash Flow Hedging Relationships [Member]	Jun. 30, 2013 Predecessor [Member] Interest Rate Swaps [Member] Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] Gain (Loss) On Derivative Instruments [Member]	Jun. 30, 2013 Predecessor [Member] Interest Rate Swaps [Member] Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] Gain (Loss) On Derivative Instruments [Member]	Nov. 06, 2013 Predecessor [Member] Interest Rate Swaps [Member] Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] Gain (Loss) On Derivative Instruments [Member]	Dec. 30, 2012 Predecessor [Member] Interest Rate Swaps [Member] Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] Gain (Loss) On Derivative Instruments [Member]	Jan. 01, 2012 Predecessor [Member] Interest Rate Swaps [Member] Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] Gain (Loss) On Derivative Instruments [Member]	Nov. 06, 2013 Predecessor [Member] Interest Rate Swaps [Member] Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] Reorganization Items [Member]	Jun. 30, 2013 Predecessor [Member] Interest Rate Swaps [Member] Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] Interest Income (Expense) [Member]	Jun. 30, 2013 Predecessor [Member] Interest Rate Swaps [Member] Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] Interest Income (Expense) [Member]	Nov. 06, 2013 Predecessor [Member] Interest Rate Swaps [Member] Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] Interest Income (Expense) [Member]	Dec. 30, 2012 Predecessor [Member] Interest Rate Swaps [Member] Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] Interest Income (Expense) [Member]	Jan. 01, 2012 Predecessor [Member] Interest Rate Swaps [Member] Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] Interest Income (Expense) [Member]	Dec. 09, 2013 Successor [Member]	Jun. 29, 2014 Successor [Member] Interest Rate Swaps [Member] Derivatives in ASC 815 Cash Flow Hedging Relationships [Member]	Jun. 29, 2014 Successor [Member] Interest Rate Swaps [Member] Derivatives in ASC 815 Cash Flow Hedging Relationships [Member]	Jun. 29, 2014 Successor [Member] Interest Rate Swaps [Member] Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] Gain (Loss) On Derivative Instruments [Member]	Jun. 29, 2014 Successor [Member] Interest Rate Swaps [Member] Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] Gain (Loss) On Derivative Instruments [Member]	Jun. 29, 2014 Successor [Member] Interest Rate Swaps [Member] Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] Interest Income (Expense) [Member]	Jun. 29, 2014 Successor [Member] Interest Rate Swaps [Member] Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] Interest Income (Expense) [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of gain or (loss) recognized in income on derivative	$ (76,000)	$ (5,000)	$ (51,000)	$ (9,000)		$ (14,000)	$ 1,635,000	$ 913,000						$ (5,000)	$ (9,000)				$ (2,041)									$ (76,000)	$ (51,000)
Liability Derivatives					45,724,000	28,440,000	45,724,000																		0
2011									6,979,000	14,680,000	19,339,000	5,832,000	13,829,000													0	0
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)																				7,543,000	15,076,000	46,760,000	28,771,000	29,560,000						0	0
Amount of gain or (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)														$ (5,000)	$ (9,000)	$ (14)	$ 20	$ 85										$ (76,000)	$ (51,000)